N-4	Apr. 19, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Apr. 19, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 2% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $2,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Deductions - Withdrawal Charge
Transaction Charges	There are no transaction charges under this Contract (for example, sales loads, or wire transfer fees).
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year. This Contract requires that you elect certain benefits (the living benefit rider and the death benefit rider) and there is only one Investment Option available. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

Charges Fees and Deductions Appendix: Funds Available Under the Contract Charges, Fees and Deductions– Living Benefit Rider Charges Charges, Fees and Deductions

FEES AND EXPENSES			LOCATION IN PROSPECTUS
– Mortality and Expense Risk Charge and Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.85%[1]	0.85%[1]
2. Investment Option (Fund fees and expenses)	0.76%[2]	0.76%[2]
3. Benefits (for a single option)	1.15%[3]	1.15%[3]

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,236.21	Highest Annual Cost: $2,441.72

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 2% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $2,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Deductions - Withdrawal Charge

Surrender Charge Phaseout Period, Years	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	2.00%	[1]
Surrender Charge (of Other Amount) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Surrender Charge Footnotes [Text Block]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

Transaction Charges [Text Block]	Transaction Charges There are no transaction charges under this Contract (for example, sales loads, or wire transfer fees).
Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year. This Contract requires that you elect certain benefits (the living benefit rider and the death benefit rider) and there is only one Investment Option available. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions– Living Benefit Rider Charges

Charges, Fees and Deductions

FEES AND EXPENSES			LOCATION IN PROSPECTUS
– Mortality and Expense Risk Charge and Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.85%[1]	0.85%[1]
2. Investment Option (Fund fees and expenses)	0.76%[2]	0.76%[2]
3. Benefits (for a single option)	1.15%[3]	1.15%[3]

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,236.21	Highest Annual Cost: $2,441.72

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.85%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.76%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.76%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	1.15%	[4]
Optional Benefits Maximum [Percent]	1.15%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $2,236.21

Highest Annual Cost: $2,441.72

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,236.21
Highest Annual Cost [Dollars]	$ 2,441.72
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS

Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Principal Risks of Investing in the Contract

Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Deductions - Withdrawal Charge
Risks Associated with Investment Option

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available under the Contract (e.g. Fund).

The Investment Option will have its own unique risks. Since only one Investment Option is available, if you are not satisfied with the Investment Option or if it does not meet your investment objectives, you may have to surrender this Contract and forego any benefits provided.

You should review, working with your financial professional, the Investment Option before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract

RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks

An investment in this Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 478-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract Pacific Life and the Separate Account

Investment Restrictions [Text Block]	Investments

One Investment Option is available for investment.

The Fund may stop accepting additional investments and may liquidate.

We reserve the right to remove, close to new investment, or substitute the Fund as an Investment Option. If the Fund is substituted for another Fund, the new Fund will have a similar investment objective, investment strategy, and fees and expenses.

Appendix: Funds Available Under the Contract

Optional Benefit Restrictions [Text Block]	Rider Benefits

You must purchase a living benefit rider and a death benefit rider with this Contract.

Taking a withdrawal before age 59½ or a withdrawal that is greater than the annual withdrawal amount (“excess withdrawal”) under the living benefit rider may result in adverse consequences such as a permanent reduction in rider benefits, the failure to receive lifetime withdrawals under the rider, or termination of the rider. Taking a withdrawal (excluding an Emergency Withdrawal) during the ten-year period when an annual credit may be applied, will discontinue any future annual credits. Taking a withdrawal may reduce the benefits provided by the death benefit rider.

Death Benefits

Death Benefit Riders

Living Benefit Rider

Appendix: Funds Available Under the Contract

Tax Implications [Text Block]	Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Distribution Arrangements

Exchanges [Text Block]	Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new

Replacement of Life Insurance or Annuities

	contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from, the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	2%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required benefit, as shown below.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value)[2]	0.85%
Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charge (as a percentage of the Protected Payment Base)[3]
Guaranteed Lifetime Withdrawal Benefit	2.00%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

[2] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

	Minimum	Maximum

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	[ ]%	[ ]%

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and rider benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,589	$13,531	$21,953	$43,247

● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,589	$11,731	$20,153	$43,247

● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$3,789	$11,731	$20,153	$43,247

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	2%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value)[2]	0.85%
Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charge (as a percentage of the Protected Payment Base)[3]
Guaranteed Lifetime Withdrawal Benefit	2.00%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

[2] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[5]
Base Contract Expense, Footnotes [Text Block]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	[ ]%	[ ]%

Portfolio Company Expenses Minimum [Percent]
Portfolio Company Expenses Maximum [Percent]
Surrender Example [Table Text Block]	● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,589	$13,531	$21,953	$43,247

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,589
Surrender Expense, 3 Years, Maximum [Dollars]	13,531
Surrender Expense, 5 Years, Maximum [Dollars]	21,953
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,247
Annuitize Example [Table Text Block]	● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,589	$11,731	$20,153	$43,247

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,589
Annuitized Expense, 3 Years, Maximum [Dollars]	11,731
Annuitized Expense, 5 Years, Maximum [Dollars]	20,153
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,247
No Surrender Example [Table Text Block]	● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$3,789	$11,731	$20,153	$43,247

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,789
No Surrender Expense, 3 Years, Maximum [Dollars]	11,731
No Surrender Expense, 5 Years, Maximum [Dollars]	20,153
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,247
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, a death benefit rider and the underlying Investment Option are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit rider are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the rider. Any withdrawals that exceed withdrawal limits of the guaranteed minimum withdrawal benefit rider may reduce benefits under the rider in future years or terminate the benefits associated with the rider.

Risks Associated with Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available. The Investment Option will have its own unique risks. The value of the Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Option. You should read the Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Guaranteed Lifetime Withdrawal Benefit

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.00% (as a percentage of Protected Payment Base)

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Death Benefits - Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Guaranteed Lifetime Withdrawal Benefit

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.00% (as a percentage of Protected Payment Base)

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Death Benefits - Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Investor Class ; Fidelity Management & Research Company LLC	0.71%[1]	14.17%	8.61%	6.26%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Investor Class ; Fidelity Management & Research Company LLC	0.71%[1]	14.17%	8.61%	6.26%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit rider are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the rider. Any withdrawals that exceed withdrawal limits of the guaranteed minimum withdrawal benefit rider may reduce benefits under the rider in future years or terminate the benefits associated with the rider.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by investing in the Contract, including loss of principal and previous earnings. Principal Risks of Investing in the Contract
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract

Charges, Fees and Deductions - Withdrawal Charge

Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, a death benefit rider and the underlying Investment Option are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Option

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available under the Contract (e.g. Fund).

The Investment Option will have its own unique risks. Since only one Investment Option is available, if you are not satisfied with the Investment Option or if it does not meet your investment objectives, you may have to surrender this Contract and forego any benefits provided.

You should review, working with your financial professional, the Investment Option before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Funds Available Under the Contract

Principal Risk [Text Block]

Risks Associated with Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available. The Investment Option will have its own unique risks. The value of the Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Option. You should read the Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks

An investment in this Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 478-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Pacific Life and the Separate Account

Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Fidelity® VIP FundsManager® 60% Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.26%
Guaranteed Lifetime Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[7]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[7]
Brief Restrictions / Limitations [Text Block]

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

	● May not voluntarily terminate the rider.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit

[1]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

[2]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).
[5]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.